Securities - (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Proceeds from sale of available-for-sale securities	$ 55.10	$ 0.20	$ 47.31	$ 72.44	$ 542.80
Available-for-sale securities, gross realized gains	0.60	0	0.95	1.70	7.67
Available-for-sale securities, gross realized losses	0.50	0	0.86	0.78	0.36
Securities pledged as collateral	1,161.70		1,132.30	1,090.37
Percentage of investment portfolio in continuous loss position	52.00%		64.00%	62.00%
Federal home loan bank stock	$ 35.90		$ 35.92	$ 28.77